S000071635 [Member] Investment Risks - Baron India Fund	Dec. 31, 2025
Developing Countries [Member]
Prospectus [Line Items]
Risk [Text Block]
Developing Countries. India is considered to be a developing country and the value of Indian securities are subject to all of the risks of non‑U.S. investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Currency [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency. The value of foreign currencies in which Fund will invest may decline versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the Fund’s holdings can be significant, unpredictable and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, because exchange rate movements are volatile, the Fund’s attempts at hedging could be unsuccessful, and it may not be possible to effectively hedge the currency risks of many developing countries.

Geopolitical Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Geopolitical Events Risk. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market, such as Russia’s invasion of Ukraine in February 2022 and the world-wide response to it, have and may continue to adversely impact issuers and markets worldwide. Increasingly strained relations between countries, including between the U.S. and traditional allies and/or adversaries, could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. A fund’s securities may be negatively impacted by inflation (or expectations for inflation), interest rates, global demand for particular products/services or resources, supply chain disruptions, natural disasters, pandemics, epidemics, terrorism, war, military confrontations, changes in trade regulations, elevated levels of government debt, internal unrest and discord, economic sanctions, regulatory events and governmental or quasi-governmental actions, among others. Ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, including the joint U.S.-Israeli strikes on Iran in February 2026, present considerable market risks, the ultimate effects of which are not known but could profoundly affect global economies and markets. Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere.

Depository Receipts [Member]
Prospectus [Line Items]
Risk [Text Block]
Depository Receipts. Although depository receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depository receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Growth Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or asset compared to other types of stocks. As a result, because growth stocks tend to be sensitive to changes in their earnings and to increasing interest rates and inflation, they tend to be more volatile than other types of stocks. In response, from time to time, growth investing as an investment style may go out of favor with investors.

General Stock Market [Member]
Prospectus [Line Items]
Risk [Text Block]
General Stock Market. Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence as has recently been experienced, caused, among other reasons, by increased inflation, tightening monetary policy and interest rate increases by the US Federal Reserve or similar international bodies, and changes in U.S. trade policy. Reduced liquidity in financial markets may continue to negatively affect many issuers, which could have an adverse effect on your Fund investment. Events involving limited liquidity, defaults, non‑performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments.

Large Capitalization Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform the market as a whole. Large-capitalization companies may not be able to attain the high growth rate of successful smaller companies and may adapt more slowly to new competitive challenges, such as changes in technology and consumer tastes, and be subject to slower growth during times of economic expansion.

Small and Mid Sized Companies [Member]
Prospectus [Line Items]
Risk [Text Block]
Small- and Mid‑Sized Companies. The Adviser believes there is more potential for capital appreciation in small- and mid‑sized companies, but there also may be more risk. Securities of small- and mid‑sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and mid‑sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and mid‑sized companies rely more on the skills of management and on their continued tenure. Investing in small- and mid‑sized companies requires a long term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Financials Sector [Member]
Prospectus [Line Items]
Risk [Text Block]
Financials Sector. The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Uncertainty in the banking and financial systems can result in significant and widespread deterioration in market and economic conditions by disrupting access to capital and other financial services, which could adversely affect the performance of the Fund.

Consumer Discretionary Sectors [Member]
Prospectus [Line Items]
Risk [Text Block]
Consumer Discretionary Sector. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, inflation, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.

Risks Associated with India [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks Associated with India. Investing in Indian securities may involve additional risks to those inherent in investing in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets. Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the Indian economy and could adversely affect market conditions, economic growth and the profitability of private enterprises in India. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. Religious, cultural and military disputes persist in India and between India and Pakistan (as well as sectarian groups within each country).

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund losses may be incurred due to declines in one or more markets in which Fund investments are made.